Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000185693 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class F
Accumulated Value	$ 1,000,000		$ 1,017,985	$ 1,171,904	$ 1,196,762	$ 1,308,555	$ 1,311,989	$ 1,501,838	$ 1,296,479	$ 1,366,577	$ 1,590,480	$ 1,772,168
C000009915 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	250,000		254,668	293,273	299,420	327,136	327,895	374,958	323,301	340,360	395,484	440,460
C000200563 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Accumulated Value	10,000		10,187	11,731	11,980	13,098	13,131	15,027	12,971	13,680	15,908	17,732
C000040929 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R5
Accumulated Value	10,000		10,181	11,717	11,955	13,057	13,070	14,947	12,885	13,570	15,768	17,560
C000040928 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R4
Accumulated Value	10,000		10,147	11,644	11,846	12,898	12,881	14,683	12,615	13,247	15,348	17,040
C000040927 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3
Accumulated Value	10,000		10,118	11,576	11,743	12,754	12,708	14,455	12,392	12,976	14,990	16,596
C000155857 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,180	11,708	11,948	13,054	13,079	14,964	12,901	13,592	15,799	17,588
C000009914 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with 1.00% contingent deferred sales charge)
C000009912 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with 5.50% maximum front-end sales charge)
Accumulated Value	9,450		9,585	11,000	11,194	12,191	12,177	13,882	11,938	12,541	14,531	16,134
C000009932 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with 5.50% maximum front-end sales charge)
Accumulated Value	9,450		8,684	10,792	11,209	12,557	15,340	18,842	16,327	15,492	18,665	18,566
C000009934 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with 1.00% contingent deferred sales charge)
C000035170 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		9,214	11,481	11,957	13,434	16,455	20,265	17,610	16,754	20,235	20,184
C000040933 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3
Accumulated Value	10,000		9,162	11,349	11,752	13,121	15,975	19,554	16,883	15,968	19,170	19,003
C000040934 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R4
Accumulated Value	10,000		9,191	11,417	11,858	13,281	16,218	19,912	17,243	16,362	19,708	19,594
C000040935 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R5
Accumulated Value	10,000		9,218	11,487	11,964	13,438	16,459	20,268	17,607	16,747	20,227	20,168
C000211746 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Accumulated Value	10,000		9,228	11,509	11,997	13,488	16,538	20,385	17,728	16,886	20,416	20,381
C000009935 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	250,000		230,695	287,733	299,933	337,130	413,138	508,870	442,019	420,527	507,975	506,628
C000185697 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class F
Accumulated Value	1,000,000		921,446	1,148,692	1,197,622	1,347,107	1,651,372	2,035,893	1,770,208	1,686,144	2,038,915	2,035,774
C000185699 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class F
Accumulated Value	1,000,000		989,753	1,187,733	1,195,552	1,322,848	1,379,895	1,776,423	1,467,685	1,546,988	1,988,659	2,339,604
C000040941 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R5
Accumulated Value	10,000		9,894	11,871	11,936	13,183	13,745	17,673	14,594	15,359	19,717	23,188
C000040940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R4
Accumulated Value	10,000		9,860	11,789	11,817	13,017	13,527	17,338	14,265	14,985	19,161	22,467
C000040939 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3
Accumulated Value	10,000		9,832	11,725	11,718	12,868	13,336	17,050	13,981	14,635	18,671	21,820
C000035171 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		9,898	11,868	11,939	13,198	13,756	17,686	14,601	15,375	19,724	23,189
C000009946 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with 1.00% contingent deferred sales charge)
C000009944 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with 5.50% maximum front-end sales charge)
Accumulated Value	9,450		9,320	11,141	11,172	12,317	12,797	16,422	13,509	14,190	18,166	21,301
C000009977 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with 5.50% maximum front-end sales charge)
Accumulated Value	9,450		9,376	12,096	12,536	14,407	15,340	20,788	15,627	15,152	18,722	19,552
C000009979 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with 1.00% contingent deferred sales charge)
C000074606 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		9,943	12,854	13,356	15,393	16,430	22,311	16,815	16,353	20,255	21,208
C000077363 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3
Accumulated Value	10,000		9,893	12,721	13,132	15,041	15,957	21,547	16,142	15,592	19,197	19,977
C000077364 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R4
Accumulated Value	10,000		9,924	12,797	13,254	15,228	16,206	21,950	16,500	15,994	19,752	20,615
C000077365 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R5
Accumulated Value	10,000		9,953	12,871	13,372	15,409	16,452	22,347	16,846	16,379	20,281	21,234
C000148293 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Accumulated Value	10,000		9,964	12,899	13,411	15,472	16,533	22,484	16,962	16,506	20,465	21,447
C000009980 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	250,000		249,095	322,400	335,129	386,470	412,777	561,194	423,239	411,404	509,606	533,447
C000185713 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class F
Accumulated Value	1,000,000		994,252	1,286,623	1,337,709	1,543,242	1,649,029	2,242,783	1,691,891	1,646,447	2,041,268	2,139,394
C000185715 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class F
Accumulated Value	1,000,000		1,004,827	1,206,957	1,156,453	1,309,940	1,146,096	1,715,005	1,647,357	1,654,515	2,160,141	2,187,203
C000009984 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	250,000		251,587	302,159	289,385	327,680	286,546	428,351	411,081	412,296	537,737	544,037
C000237833 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Accumulated Value	10,000		10,048	12,070	11,565	13,099	11,461	17,150	16,478	16,550	21,608	21,879
C000089744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R5
Accumulated Value	10,000		10,054	12,071	11,550	13,068	11,422	17,064	16,376	16,430	21,434	21,674
C000089743 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R4
Accumulated Value	10,000		10,030	11,994	11,452	12,915	11,251	16,763	16,042	16,036	20,867	21,042
C000089746 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3
Accumulated Value	10,000		9,993	11,918	11,341	12,749	11,077	16,457	15,703	15,650	20,298	20,405
C000089745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,048	12,039	11,524	13,046	11,405	17,047	16,355	16,411	21,410	21,669
C000009983 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with 1.00% contingent deferred sales charge)
C000009981 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with 5.50% maximum front-end sales charge)
Accumulated Value	9,450		9,467	11,330	10,813	12,191	10,623	15,828	15,140	15,147	19,705	19,881
C000009993 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with 5.50% maximum front-end sales charge)
Accumulated Value	9,450		9,429	11,616	11,732	12,138	10,369	16,861	15,367	14,727	19,375	19,487
C000009995 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with 1.00% contingent deferred sales charge)
C000155858 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,005	12,359	12,523	12,995	11,148	18,193	16,635	15,979	21,086	21,273
C000105487 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3
Accumulated Value	10,000		9,957	12,226	12,325	12,733	10,859	17,662	16,064	15,365	20,173	20,244
C000105488 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R4
Accumulated Value	10,000		9,991	12,300	12,432	12,869	11,008	17,925	16,350	15,683	20,649	20,780
C000105489 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R5
Accumulated Value	10,000		10,016	12,382	12,555	13,034	11,183	18,265	16,717	16,081	21,229	21,442
C000200565 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Accumulated Value	10,000		10,031	12,396	12,572	13,074	11,222	18,347	16,794	16,184	21,386	21,621
C000009996 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	250,000		250,766	309,897	314,310	326,682	280,364	458,042	419,017	403,581	532,889	538,507
C000185717 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class F
Accumulated Value	1,000,000		1,000,477	1,236,807	1,254,348	1,304,380	1,118,890	1,829,724	1,674,948	1,613,633	2,133,751	2,155,330
C000185719 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class F
Accumulated Value	1,000,000		1,004,144	1,158,809	1,159,637	1,276,542	1,331,644	1,612,506	1,345,186	1,405,945	1,741,677	2,002,517
C000040968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R5
Accumulated Value	10,000		10,038	11,582	11,568	12,738	13,265	16,047	13,374	13,974	17,293	19,850
C000040967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R4
Accumulated Value	10,000		10,003	11,504	11,466	12,573	13,063	15,757	13,094	13,622	16,811	19,236
C000040966 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3
Accumulated Value	10,000		9,978	11,445	11,362	12,428	12,874	15,483	12,827	13,312	16,371	18,675
C000035176 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,041	11,588	11,579	12,747	13,275	16,065	13,400	13,991	17,302	19,877
C000009999 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with 1.00% contingent deferred sales charge)
C000009997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with 5.50% maximum front-end sales charge)
Accumulated Value	9,450		9,463	10,884	10,853	11,908	12,369	14,932	12,420	12,932	15,956	18,268
C000010012 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with 5.50% maximum front-end sales charge)
Accumulated Value	9,450		8,909	11,507	12,565	14,327	19,095	24,918	17,392	15,888	21,201	23,410
C000010014 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with 1.00% contingent deferred sales charge)
C000035177 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		9,455	12,234	13,391	15,322	20,479	26,795	18,753	17,185	23,010	25,471
C000040969 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3
Accumulated Value	10,000		9,417	12,139	13,222	15,046	20,006	26,015	18,099	16,480	21,934	24,141
C000040970 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R4
Accumulated Value	10,000		9,442	12,208	13,338	15,225	20,301	26,485	18,484	16,886	22,541	24,875
C000040971 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R5
Accumulated Value	10,000		9,473	12,284	13,461	15,409	20,609	26,966	18,874	17,291	23,147	25,629
C000148294 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Accumulated Value	10,000		9,482	12,303	13,491	15,449	20,678	27,081	18,979	17,408	23,335	25,862
C000010015 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	250,000		237,041	307,442	337,151	386,097	516,232	675,832	472,760	433,059	580,113	642,095
C000185723 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class F
Accumulated Value	1,000,000		945,473	1,225,145	1,343,113	1,538,841	2,059,190	2,697,105	1,889,729	1,733,544	2,323,115	2,575,492
C000185725 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class F
Accumulated Value	1,000,000		993,455	1,214,899	1,266,855	1,478,617	1,611,759	2,164,281	1,787,279	1,878,964	2,536,555	2,878,530
C000010041 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	250,000		248,631	304,006	317,015	369,809	402,990	540,657	445,849	468,288	631,486	715,878
C000148295 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Accumulated Value	10,000		9,944	12,164	12,685	14,803	16,140	21,671	17,892	18,812	25,394	28,815
C000040986 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R5
Accumulated Value	10,000		9,935	12,140	12,648	14,745	16,062	21,543	17,768	18,665	25,164	28,528
C000040985 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R4
Accumulated Value	10,000		9,905	12,067	12,534	14,570	15,822	21,157	17,398	18,219	24,495	27,685
C000040984 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3
Accumulated Value	10,000		9,874	11,994	12,422	14,390	15,578	20,769	17,024	17,773	23,822	26,842
C000035178 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		9,935	12,140	12,648	14,747	16,066	21,557	17,784	18,682	25,193	28,566
C000010040 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with 1.00% contingent deferred sales charge)
C000010038 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with 5.50% maximum front-end sales charge)
Accumulated Value	9,450		9,358	11,404	11,851	13,777	14,966	20,029	16,478	17,267	23,226	26,269
C000010054 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with 5.50% maximum front-end sales charge)
Accumulated Value	9,450		9,569	10,479	10,417	11,384	11,844	13,280	11,231	11,537	13,625	15,127
C000010056 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with 1.00% contingent deferred sales charge)
C000035181 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,145	11,151	11,108	12,162	12,683	14,266	12,088	12,461	14,747	16,403
C000040996 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3
Accumulated Value	10,000		10,099	11,030	10,942	11,914	12,344	13,805	11,624	11,911	14,008	15,494
C000040997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R4
Accumulated Value	10,000		10,128	11,098	11,041	12,059	12,535	14,061	11,875	12,193	14,386	15,963
C000040998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R5
Accumulated Value	10,000		10,156	11,170	11,134	12,199	12,720	14,306	12,126	12,486	14,781	16,444
C000249771 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	250,000		253,619	278,785	277,710	304,059	317,065	356,641	302,206	311,514	368,666	410,074
C000185731 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class F
Accumulated Value	1,000,000		1,014,476	1,115,142	1,112,558	1,219,557	1,274,049	1,433,079	1,215,712	1,254,356	1,485,729	1,655,660
C000179839 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class F
Accumulated Value	1,000,000		1,014,660	1,232,769	1,353,568	1,583,676	1,757,335	2,430,888	2,053,923	2,200,437	3,013,764	3,567,203
C000010060 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	250,000		253,953	308,475	338,605	395,964	439,066	606,776	512,361	548,496	750,566	887,625
C000155860 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Accumulated Value	10,000		10,155	12,340	13,549	15,854	17,591	24,330	20,558	22,026	30,167	35,709
C000041001 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R5
Accumulated Value	10,000		10,152	12,325	13,519	15,804	17,519	24,206	20,434	21,872	29,925	35,384
C000041000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R4
Accumulated Value	10,000		10,121	12,252	13,400	15,623	17,276	23,810	20,047	21,404	29,204	34,441
C000040999 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3
Accumulated Value	10,000		10,089	12,178	13,276	15,424	16,993	23,344	19,582	20,829	28,326	33,288
C000155859 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,147	12,315	13,512	15,797	17,514	24,203	20,433	21,867	29,925	35,388
C000010059 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with 1.00% contingent deferred sales charge)
C000010057 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with 5.50% maximum front-end sales charge)
Accumulated Value	9,450		9,565	11,579	12,668	14,772	16,335	22,518	18,961	20,245	27,638	32,605
C000010061 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with 5.50% maximum front-end sales charge)
Accumulated Value	9,450		9,839	12,044	12,571	14,299	13,984	20,418	19,170	19,635	25,102	28,015
C000010063 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with 1.00% contingent deferred sales charge)
C000035182 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,431	12,796	13,396	15,282	14,981	21,930	20,646	21,195	27,160	30,379
C000041002 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3
Accumulated Value	10,000		10,378	12,658	13,168	14,924	14,544	21,152	19,787	20,192	25,712	28,590
C000041003 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R4
Accumulated Value	10,000		10,410	12,736	13,286	15,107	14,766	21,547	20,219	20,690	26,428	29,474
C000041004 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R5
Accumulated Value	10,000		10,441	12,813	13,409	15,294	14,993	21,941	20,652	21,205	27,161	30,388
C000148297 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Accumulated Value	10,000		10,448	12,833	13,444	15,347	15,060	22,067	20,787	21,365	27,393	30,679
C000010064 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	250,000		261,257	320,850	335,985	383,357	376,035	550,764	518,712	532,603	682,395	763,171
C000185733 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class F
Accumulated Value	1,000,000		1,043,121	1,281,039	1,342,175	1,532,092	1,503,155	2,202,856	2,075,035	2,133,017	2,735,522	3,062,456
C000185735 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class F
Accumulated Value	1,000,000		1,064,538	1,286,769	1,297,713	1,482,516	1,418,610	1,983,366	1,992,420	1,970,952	2,467,055	2,674,468
C000010068 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	250,000		266,424	322,057	324,610	370,745	354,446	495,413	497,191	491,506	614,582	665,673
C000148298 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Accumulated Value	10,000		10,657	12,885	12,992	14,848	14,204	19,860	19,958	19,738	24,702	26,782
C000041007 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R5
Accumulated Value	10,000		10,642	12,853	12,953	14,786	14,126	19,741	19,809	19,570	24,475	26,506
C000041006 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R4
Accumulated Value	10,000		10,614	12,778	12,832	14,609	13,920	19,385	19,389	19,102	23,809	25,707
C000041005 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3
Accumulated Value	10,000		10,577	12,699	12,714	14,428	13,711	19,035	18,988	18,652	23,178	24,939
C000035183 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,645	12,856	12,954	14,790	14,134	19,743	19,823	19,581	24,486	26,515
C000010067 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with 1.00% contingent deferred sales charge)
C000010065 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with 5.50% maximum front-end sales charge)
Accumulated Value	9,450		10,030	12,087	12,147	13,833	13,185	18,387	18,410	18,153	22,639	24,464
C000034969 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with 5.50% maximum front-end sales charge)
Accumulated Value	9,450		10,139	11,270	11,141	12,688	12,910	15,230	13,459	13,585	16,199	17,358
C000034971 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with 1.00% contingent deferred sales charge)
C000085296 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,757	11,984	11,878	13,569	13,832	16,357	14,491	14,663	17,537	18,835
C000089747 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3
Accumulated Value	10,000		10,698	11,852	11,676	13,256	13,437	15,790	13,901	13,977	16,612	17,735
C000089748 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R4
Accumulated Value	10,000		10,736	11,928	11,786	13,421	13,636	16,081	14,198	14,319	17,067	18,276
C000089749 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R5
Accumulated Value	10,000		10,753	11,983	11,874	13,553	13,820	16,343	14,476	14,643	17,501	18,796
C000148299 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Accumulated Value	10,000		10,765	12,001	11,912	13,609	13,889	16,435	14,575	14,757	17,657	18,986
C000034972 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	250,000		269,131	299,975	297,605	339,754	346,404	409,473	362,711	367,086	438,705	470,891
C000185737 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class F
Accumulated Value	1,000,000		1,075,668	1,199,288	1,190,335	1,359,852	1,388,185	1,642,628	1,456,624	1,475,096	1,765,384	1,897,699
C000185739 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class F
Accumulated Value	1,000,000		1,029,666	1,190,636	1,220,510	1,397,074	1,470,159	1,851,407	1,603,003	1,657,611	2,069,120	2,294,132
C000068460 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R5
Accumulated Value	10,000		10,304	11,917	12,190	13,886	14,623	18,379	15,899	16,395	20,464	22,652
C000068459 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R4
Accumulated Value	10,000		10,264	11,828	12,077	13,758	14,438	18,094	15,621	16,057	19,975	22,051
C000068458 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3
Accumulated Value	10,000		10,235	11,760	11,971	13,595	14,223	17,770	15,294	15,670	19,441	21,397
C000059904 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,297	11,907	12,183	13,932	14,664	18,448	15,957	16,467	20,533	22,736
C000048994 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with 1.00% contingent deferred sales charge)
C000048992 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with 5.50% maximum front-end sales charge)
Accumulated Value	9,450		9,713	11,195	11,438	13,034	13,683	17,179	14,821	15,258	18,993	20,973
C000089178 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with 5.50% maximum front-end sales charge)
Accumulated Value	9,450		10,137	11,015	10,907	10,937	9,859	13,589	13,038	13,905	15,049	16,990
C000089179 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with 1.00% contingent deferred sales charge)
C000089173 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,751	11,711	11,631	11,685	10,575	14,626	14,056	15,030	16,306	18,451
C000089174 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3
Accumulated Value	10,000		10,686	11,587	11,442	11,444	10,296	14,160	13,538	14,411	15,569	17,521
C000089175 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R4
Accumulated Value	10,000		10,717	11,651	11,556	11,586	10,449	14,420	13,832	14,748	15,981	18,040
C000089176 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R5
Accumulated Value	10,000		10,756	11,724	11,645	11,708	10,585	14,646	14,080	15,064	16,362	18,524
C000236153 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Accumulated Value	10,000		10,764	11,733	11,654	11,733	10,620	14,689	14,131	15,131	16,432	18,614
C000089177 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	250,000		269,094	293,329	291,358	293,319	265,501	367,228	353,316	378,301	411,290	465,377
C000185751 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class F
Accumulated Value	1,000,000		1,075,078	1,171,125	1,163,630	1,170,062	1,059,774	1,467,234	1,411,714	1,509,657	1,641,306	1,858,977
Blended Benchmark C000200563 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Blended Benchmark C000040929 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Blended Benchmark C000009915 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Accumulated Value			261,378	289,229	295,725	334,836	363,111	426,579	363,112	380,505	465,370	525,844
Blended Benchmark C000040928 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Blended Benchmark C000009914 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Blended Benchmark C000040927 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Blended Benchmark C000155857 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Blended Benchmark C000185693 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Accumulated Value			1,045,513	1,156,916	1,182,900	1,339,344	1,452,445	1,706,314	1,452,447	1,522,021	1,861,479	2,103,378
Blended Benchmark C000009912 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Accumulated Value			10,455	11,569	11,829	13,393	14,524	17,063	14,524	15,220	18,615	21,034
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Blended Benchmark C000035171 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Blended Benchmark C000009946 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Blended Benchmark C000040941 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Blended Benchmark C000009944 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Accumulated Value			10,338	12,303	12,441	14,040	14,958	19,526	15,960	17,206	22,139	26,336
Blended Benchmark C000040940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Blended Benchmark C000040939 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Blended Benchmark C000185699 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Accumulated Value			1,033,770	1,230,343	1,244,128	1,403,986	1,495,760	1,952,574	1,595,996	1,720,634	2,213,925	2,633,556
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Accumulated Value	10,000		10,424	12,924	13,776	15,635	17,221	24,782	20,688	22,422	30,910	37,343
Blended Benchmark C000009997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Accumulated Value			10,365	11,841	11,865	13,370	14,255	17,390	14,327	15,189	18,799	21,758
Blended Benchmark C000185719 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Accumulated Value			1,036,499	1,184,065	1,186,530	1,337,016	1,425,468	1,738,966	1,432,744	1,518,858	1,879,888	2,175,786
Blended Benchmark C000040968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Blended Benchmark C000040967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Blended Benchmark C000040966 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Blended Benchmark C000035176 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Blended Benchmark C000009999 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Russell 3000 C000185725 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,042,431	1,292,400	1,377,646	1,563,486	1,722,150	2,478,159	2,068,823	2,242,193	3,090,980	3,734,291
Russell 3000 C000010041 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		260,608	323,100	344,411	390,872	430,537	619,540	517,206	560,548	772,745	933,573
Blended Benchmark C000035181 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Blended Benchmark C000010054 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Accumulated Value			10,407	11,293	11,243	12,635	13,507	15,179	12,664	13,120	15,524	17,331
Blended Benchmark C000040998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Blended Benchmark C000249771 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Accumulated Value			260,172	282,314	281,076	315,872	337,663	379,482	316,591	328,004	388,094	433,270
Blended Benchmark C000040997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Blended Benchmark C000040996 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Blended Benchmark C000185731 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Accumulated Value			1,040,687	1,129,256	1,124,303	1,263,490	1,350,652	1,517,929	1,266,364	1,312,015	1,552,375	1,733,081
Blended Benchmark C000010056 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Russell 1000 C000185735 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,042,556	1,289,313	1,379,280	1,574,477	1,745,558	2,505,078	2,094,792	2,293,460	3,166,552	3,835,832
Russell 1000 C000010068 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		260,639	322,328	344,820	393,619	436,390	626,269	523,698	573,365	791,638	958,958
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Accumulated Value	10,000		10,426	12,893	13,793	15,745	17,456	25,051	20,948	22,935	31,666	38,358
Blended Benchmark C000068460 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Blended Benchmark C000068458 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Blended Benchmark C000059904 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Blended Benchmark C000068459 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Blended Benchmark C000048994 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Blended Benchmark C000185739 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Accumulated Value			1,044,911	1,209,452	1,258,271	1,428,527	1,561,774	1,988,715	1,684,109	1,790,953	2,297,275	2,667,788
Blended Benchmark C000048992 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Accumulated Value			10,449	12,095	12,583	14,285	15,618	19,887	16,841	17,910	22,973	26,678
MSCI ACWI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net)
Accumulated Value	10,000		9,738	9,967	9,794	9,541	8,707	12,532	13,929	13,516	13,357	15,247
MSCI ACWI C000089173 Index Net [Member]
Account Value [Line Items]
Accumulated Value			10,205	12,573	12,508	14,082	14,771	20,277	16,230	17,935	23,816	29,208
MSCI ACWI C000089177 Index Net [Member]
Account Value [Line Items]
Accumulated Value	250,000		255,119	314,315	312,688	352,060	369,268	506,922	405,754	448,365	595,388	730,200
MSCI ACWI C000185751 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		973,828	996,701	979,419	954,130	870,652	1,253,199	1,392,948	1,351,573	1,335,666	1,524,672
Standard And Poor s 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		10,451	12,921	13,870	15,857	17,397	24,862	21,230	23,383	32,272	39,196
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
S And P Composite 1500 Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 Health Care Index
Accumulated Value	10,000		9,650	11,902	13,365	14,426	15,988	21,349	21,187	20,077	24,100	24,079
S And P Composite 1500 Health Care C000185697 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		965,037	1,190,179	1,336,506	1,442,565	1,598,847	2,134,872	2,118,734	2,007,694	2,410,050	2,407,875
S And P Composite 1500 Health Care C000009935 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		241,259	297,545	334,127	360,641	399,712	533,718	529,683	501,923	602,512	601,969
Russell 3000 C000035171 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Russell 3000 C000009946 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Russell 3000 C000040941 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Russell 3000 C000009944 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Russell 3000 C000040940 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Russell 3000 C000040939 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
MSCI ACWI ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (Net)
Accumulated Value	10,000		10,022	12,392	11,370	12,652	12,321	15,976	12,026	13,477	16,757	20,934
Russell 3000 C000185699 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Accumulated Value	10,000		10,040	12,675	13,454	16,001	19,382	27,024	19,204	19,847	27,522	32,914
S And P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400 Index
Accumulated Value	10,000		10,626	13,120	13,254	14,449	14,283	21,268	18,813	18,614	24,755	26,335
Russell Midcap Growth C000185713 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,004,028	1,267,543	1,345,363	1,600,050	1,938,249	2,702,434	1,920,352	1,984,682	2,752,160	3,291,399
S And P MidCap 400 C000185713 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,062,554	1,312,031	1,325,424	1,444,928	1,428,307	2,126,780	1,881,349	1,861,408	2,475,485	2,633,452
S And P MidCap 400 C000009980 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		265,638	328,008	331,356	361,232	357,077	531,695	470,337	465,352	618,871	658,363
Russell Midcap Growth C000009980 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		251,007	316,886	336,341	400,013	484,562	675,609	480,088	496,170	688,040	822,850
Russell Midcap Value C000185715 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,078,381	1,262,971	1,265,043	1,392,526	1,295,920	1,925,719	1,729,767	1,668,148	2,235,856	2,411,580
Russell Midcap Value C000009984 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		269,595	315,743	316,261	348,131	323,980	481,430	432,442	417,037	558,964	602,895
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Value Index
Accumulated Value	10,000		10,784	12,630	12,650	13,925	12,959	19,257	17,298	16,681	22,359	24,116
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Accumulated Value	10,000		10,881	13,581	13,500	13,935	11,995	19,708	17,594	15,847	20,881	22,943
Russell 2000 Value C000009996 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		272,029	339,517	337,510	348,376	299,879	492,697	439,843	396,168	522,028	573,575
Russell 2000 Value C000185717 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,088,118	1,358,069	1,350,042	1,393,505	1,199,517	1,970,786	1,759,372	1,584,672	2,088,113	2,294,299
Russell 3000 C000009997 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Russell 3000 C000185719 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Russell 3000 C000040968 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Russell 3000 C000040967 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Russell 3000 C000040966 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Russell 3000 C000035176 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Russell 3000 C000009999 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Accumulated Value	10,000		9,951	13,036	13,574	14,443	16,374	22,670	16,771	15,492	21,144	25,121
Russell 2000 Growth C000010015 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		248,778	325,889	339,356	361,079	409,346	566,754	419,271	387,289	528,612	628,033
Russell 2000 Growth C000185723 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		995,110	1,303,557	1,357,425	1,444,314	1,637,385	2,267,015	1,677,085	1,549,156	2,114,449	2,512,131
Standard And Poor s 500 C000185725 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,045,091	1,292,070	1,386,989	1,585,691	1,739,670	2,486,231	2,122,967	2,338,295	3,227,247	3,919,570
Standard And Poor s 500 C000010041 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		261,273	323,018	346,747	396,423	434,918	621,558	530,742	584,574	806,812	979,893
Russell 3000 C000035181 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Russell 3000 C000010054 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Russell 3000 C000040998 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Russell 3000 C000040997 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Bloomberg US Aggregate Bond C000249771 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		260,925	263,280	257,874	287,554	305,345	303,885	256,228	257,141	284,260	301,767
Russell 3000 C000040996 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
MSCI ACWI ex USA C000249771 Index Net [Member]
Account Value [Line Items]
Accumulated Value	250,000		250,561	309,788	284,258	316,288	308,030	399,395	300,638	336,930	418,913	523,343
MSCI ACWI ex USA C000185731 Index Net [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,002,243	1,239,152	1,137,034	1,265,150	1,232,121	1,597,582	1,202,551	1,347,721	1,675,652	2,093,370
Russell 3000 C000185731 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Russell 3000 C000249771 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Russell 3000 C000010056 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Accumulated Value	10,000		10,637	12,528	12,909	14,356	13,270	19,077	17,742	17,766	23,269	25,863
Russell 1000 Value C000010064 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		265,927	313,211	322,717	358,903	331,751	476,914	443,544	444,138	581,715	646,567
Russell 1000 Value C000185733 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,063,708	1,252,844	1,290,868	1,435,613	1,327,004	1,907,658	1,774,175	1,776,551	2,326,862	2,586,266
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Accumulated Value	10,000		10,732	11,827	11,798	13,367	13,406	16,090	13,821	14,107	17,178	18,750
Bloomberg US Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Corporate Index
Accumulated Value	10,000		10,723	11,095	10,759	12,413	13,288	13,578	10,920	11,223	12,753	13,597
JP Morgan Emerging Markets Bond Index Plus [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JP Morgan Emerging Markets Bond Index Plus
Accumulated Value	10,000		11,159	11,698	10,893	12,089	12,549	12,749	8,855	9,419	11,336	12,692
Bloomberg US High Yield 2 Issuer Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US High Yield - 2% Issuer Cap Index
Accumulated Value	10,000		11,016	11,998	12,115	13,130	13,580	15,009	13,244	14,069	16,387	17,724
Blended Benchmark C000034972 [Member]
Account Value [Line Items]
Accumulated Value	250,000		268,307	295,681	294,960	334,164	335,151	402,259	345,520	352,663	429,450	468,753
Bloomberg US Corporate C000034972 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		268,081	277,367	268,981	310,319	332,210	339,442	273,010	280,577	318,822	339,924
JP Morgan Emerging Markets Bond C000034972 Index Plus [Member]
Account Value [Line Items]
Accumulated Value	250,000		278,976	292,447	272,329	302,222	313,736	318,718	221,363	235,470	283,402	317,304
Bloomberg US High Yield 2 Issuer Cap C000034972 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		275,399	299,952	302,878	328,257	339,488	375,229	331,112	351,732	409,675	443,107
Blended Benchmark C000185737 [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,073,227	1,182,724	1,179,839	1,336,657	1,340,603	1,609,037	1,382,080	1,410,653	1,717,799	1,875,010
Bloomberg US Corporate C000185737 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,072,322	1,109,470	1,075,925	1,241,278	1,328,841	1,357,767	1,092,040	1,122,307	1,275,289	1,359,697
JP Morgan Emerging Markets Bond C000185737 Index Plus [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,115,902	1,169,790	1,089,315	1,208,890	1,254,943	1,274,870	885,452	941,881	1,133,609	1,269,215
Bloomberg US High Yield 2 Issuer Cap C000185737 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,101,597	1,199,808	1,211,512	1,313,028	1,357,951	1,500,918	1,324,446	1,406,928	1,638,701	1,772,429
Russell 3000 C000048992 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Russell 3000 C000068460 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Russell 3000 C000068458 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Russell 3000 C000059904 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Russell 3000 C000068459 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Russell 3000 C000048994 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Russell 3000 C000185739 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Bloomberg US Aggregate Bond C000185739 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,043,702	1,053,120	1,031,496	1,150,215	1,221,380	1,215,540	1,024,913	1,028,563	1,137,038	1,207,067
Bloomberg US TIPS 1 10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US TIPS 1-10 Year Index
Accumulated Value	10,000		10,326	11,100	10,994	13,300	10,457	14,779	11,022	10,458	13,605	14,186
MSCI ACWI Commodity Producers Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Commodity Producers Index (Net)
Accumulated Value	10,000		10,205	12,573	12,508	14,082	14,771	20,277	16,230	17,935	23,816	29,208
Bloomberg Commodity Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index Total Return
Accumulated Value	10,000		10,727	11,656	11,542	11,573	10,433	14,380	13,797	14,714	15,925	17,979
MSCI World IMI Core Real Estate Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World IMI Core Real Estate Index (Net)
Accumulated Value	10,000		10,356	11,291	10,823	12,584	11,583	13,155	12,183	12,025	15,733	18,484
MSCI ACWI Infrastructure Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Infrastructure Index (Net)
Accumulated Value	10,000		11,031	12,677	13,124	12,507	9,075	15,006	17,553	18,040	19,282	22,108
Blended Benchmark C000089178 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Accumulated Value			10,468	10,483	10,419	11,134	11,914	12,754	11,838	11,942	12,862	13,742
Blended Benchmark C000089173 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Accumulated Value			10,572	11,249	11,293	11,841	10,727	14,024	14,007	14,086	15,637	17,340
Bloomberg US TIPS 1 10 Year C000089173 Index [Member]
Account Value [Line Items]
Accumulated Value			10,468	10,483	10,419	11,134	11,914	12,754	11,838	11,942	12,862	13,742
MSCI ACWI Commodity Producers C000089173 Index Net [Member]
Account Value [Line Items]
Accumulated Value			11,031	12,677	13,124	12,507	9,075	15,006	17,553	18,040	19,282	22,108
Bloomberg Commodity C000089173 Index Total Return [Member]
Account Value [Line Items]
Accumulated Value			9,738	9,967	9,794	9,541	8,707	12,532	13,929	13,516	13,357	15,247
MSCI World IMI Core Real Estate C000089173 Index Net [Member]
Account Value [Line Items]
Accumulated Value			10,326	11,100	10,994	13,300	10,457	14,779	11,022	10,458	13,605	14,186
MSCI ACWI Infrastructure C000089173 Index Net [Member]
Account Value [Line Items]
Accumulated Value			10,356	11,291	10,823	12,584	11,583	13,155	12,183	12,025	15,733	18,484
Blended Benchmark C000089179 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Bloomberg Commodity C000089179 Index Total Return [Member]
Account Value [Line Items]
Accumulated Value			10,640	11,481	11,284	11,229	10,045	13,750	13,084	13,847	14,888	16,668
Bloomberg Commodity C000236153 Index Total Return [Member]
Account Value [Line Items]
Accumulated Value			10,764	11,733	11,654	11,733	10,620	14,689	14,131	15,131	16,432	18,614
Blended Benchmark C000236153 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Blended Benchmark C000089176 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Blended Benchmark C000089175 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Blended Benchmark C000089174 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Blended Benchmark C000089177 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Accumulated Value			264,306	281,219	282,326	296,022	268,173	350,604	350,176	352,141	390,922	433,497
Bloomberg US TIPS 1 10 Year C000089177 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		261,689	262,070	260,463	278,357	297,857	318,847	295,954	298,554	321,552	343,547
MSCI ACWI Commodity Producers C000089177 Index Net [Member]
Account Value [Line Items]
Accumulated Value	250,000		275,772	316,937	328,109	312,687	226,869	375,156	438,815	451,012	482,052	552,692
Bloomberg Commodity C000089177 Index Total Return [Member]
Account Value [Line Items]
Accumulated Value	250,000		243,457	249,175	244,855	238,532	217,663	313,300	348,237	337,893	333,916	381,168
MSCI World IMI Core Real Estate C000089177 Index Net [Member]
Account Value [Line Items]
Accumulated Value	250,000		258,147	277,495	274,855	332,493	261,432	369,469	275,540	261,439	340,127	354,655
MSCI ACWI Infrastructure C000089177 Index Net [Member]
Account Value [Line Items]
Accumulated Value	250,000		258,899	282,284	270,587	314,608	289,576	328,872	304,564	300,618	393,329	462,102
Blended Benchmark C000185751 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Accumulated Value			1,046,757	1,048,279	1,041,853	1,113,427	1,191,426	1,275,387	1,183,817	1,194,217	1,286,210	1,374,186
MSCI ACWI Infrastructure C000185751 Index Net [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,103,087	1,267,748	1,312,434	1,250,747	907,477	1,500,625	1,755,261	1,804,049	1,928,210	2,210,766
MSCI World IMI Core Real Estate C000185751 Index Net [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,035,596	1,129,136	1,082,349	1,258,431	1,158,302	1,315,488	1,218,256	1,202,471	1,573,316	1,848,408
Bloomberg Commodity C000185751 Index Total Return [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,075,078	1,171,125	1,163,630	1,170,062	1,059,774	1,467,234	1,411,714	1,509,657	1,641,306	1,858,977
MSCI ACWI Commodity Producers C000185751 Index Net [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,020,477	1,257,259	1,250,752	1,408,239	1,477,071	2,027,687	1,623,014	1,793,461	2,381,551	2,920,799
Bloomberg US TIPS 1 10 Year C000185751 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 1,000,000		$ 1,032,590	$ 1,109,978	$ 1,099,422	$ 1,329,971	$ 1,045,726	$ 1,477,877	$ 1,102,161	$ 1,045,755	$ 1,360,507	$ 1,418,621